Acquisitions - Schedule of Purchase Price Allocation (Details) - EUR (€)	Dec. 31, 2023	Jul. 31, 2023
Net Tangible Assets
Net working capital	€ (77,113)	€ (985,661)
Fixed assets		222,287	[1]
Amounts due to related parties	(88,912)
Total tangible asset allocation	(166,025)	(1,269,642)
Broadcasting rights	75,000
Advertising relationships		230,000
Brand	710,000	1,515,000	[1]
Season ticketholder relationships		185,000
Player contracts	130,000	285,000
Stadium lease		550,000
Total identifiable intangible assets	915,000	2,765,000
Implied goodwill	75,469	372,022
Business Enterprise Value (BEV)	824,444	2,012,380
Deduct: Debt		(364,341)
Less: Non-controlling interest	(82,444)	(807,539)
Total Purchase Price (Equity Basis)	742,000	840,500
Current assets		323,081
Current liabilities minus short term debt		1,308,742
Financial assets		122,150
Other liabilities		(628,418)
Identifiable Intangible Assets
Broadcasting rights	75,000
Advertising relationships		230,000
Brand	710,000	1,515,000	[1]
Season ticketholder relationships		185,000
Player contracts	130,000	285,000
Stadium lease		550,000
Total identifiable intangible assets	915,000	2,765,000
Implied goodwill	€ 75,469	372,022
Assembled workforce		145,000
Total economic goodwill		517,022
Total Purchase Consideration (Equity Basis)		€ 1,648,039

[1]	The purchase price allocation (PPA) was based on provisional estimates, as permitted under IFRS 3 Business Combinations. During 2024, the Company finalized the PPA within the 12-month measurement period. While the overall enterprise value remained unchanged, the allocation between tangible and intangible assets was revised in the 2024 financial statements. The principal change relates to the classification of leasehold improvements in the PPA. In the provisional PPA, an amount of €837,147 was incorrectly allocated to the Brand intangible asset. Upon final review of the IFRS financial statements, it was determined that this amount should have been recognized as leasehold improvements within tangible assets. As a result, the Brand intangible asset was reduced by €837,147, and tangible assets were increased by the same amount to properly reflect the capitalization of leasehold improvements. Book value was used as a reasonable proxy for fair value, consistent with IFRS 3 guidance for immaterial acquisitions where a full valuation would not materially alter the results.